Related-party transactions - Text details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [Abstract]
Non-recourse third-party receivables sold to PMC US	€ 151	€ 139	€ 129